DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographic information
Sales revenues	$ 168,046	$ 66,649	$ 60,405
Services rendered in Argentina
Geographic information
PP&E, Goodwill and Intangible assets	319,014	80,817
Other abroad segments
Geographic information
PP&E, Goodwill and Intangible assets	11,781	1,475
Argentina
Geographic information
Sales revenues	158,221	64,891	58,783
Abroad
Geographic information
Sales revenues	$ 9,825	$ 1,758	$ 1,622